INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

British Virgin Islands

VSME, VSM and VS Media BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

Taiwan

For the years ended December 31, 2023, 2022 and 2021, the Company applied a tax rate of 20% subject to the Taiwan Income Tax Law.

Singapore

For the years ended December 31, 2023, 2022 and 2021, Singapore corporate income tax is calculated at the rate of 17% on the chargeable income of the subsidiaries incorporated in Singapore in accordance with Singapore Income Tax Act.

The PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2022, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2022 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	2022	2021
Loss before tax from continuing operations	$(6,594,442)	$(1,807,231)	$(211,378)
Income (loss) before tax from discontinued operations (including gain on disposal)	-	5,332,431	(21,246)

Tax expense (credit) at the statutory tax rates	(345,649)	585,482	(41,154)
Tax effect on non-assessable income	(54)	(881,837)	(31,014)
Tax effect on non-deductible expenses	219,160	300,899	62,313
Tax effect on tax losses not recognized	145,108	81,105	50,494
Tax effect on utilization of tax losses	(18,565)	(85,649)	(40,639)
Income tax	$-	$-	$-

The Company’s effective tax rate was as follows as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022

Statutory rates in HK SAR	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%